LEASES (Tables)	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
Lease, Cost
The following table presents the Company's lease costs included in the Consolidated Statements of Operations for the fiscal year ended September 30:

(Thousands)	Income Statement Location	2020
Finance lease cost
Amortization of right-of-use assets	Depreciation and amortization	$5,007
Interest on lease liabilities	Interest expense, net of capitalized interest	1,511
Total finance lease cost		6,518
Operating lease cost	Operation and maintenance, net of capitalized costs	$6,404
Short-term lease cost	Operation and maintenance	1,041
Variable lease cost	Operation and maintenance	1,025
Total lease cost		$14,988

The following table presents supplemental cash flow information related to leases for the fiscal year ended September 30:

(Thousands)	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,804
Operating cash flows from finance leases	$1,189
Financing cash flows from finance leases	$6,985

Assets and Liabilities, Lessee
The following table presents the balance and classifications of our right of use assets and lease liabilities included in the Consolidated Balance Sheets for the fiscal year ended September 30:

(Thousands)	Balance Sheet Location	2020
Assets
Noncurrent
Operating lease assets	Operating lease assets	$131,769
Finance lease assets	Utility plant	71,085
Total lease assets		$202,854
Liabilities
Current
Operating lease liabilities	Operating lease liabilities	$6,724
Finance lease liabilities	Current maturities of long-term debt	10,416
Noncurrent
Operating lease liabilities	Operating lease liabilities	95,030
Finance lease liabilities	Long-term debt	63,743
Total lease liabilities		$175,913

Lessee, Operating Lease, Liability, Maturity
The following table presents the Company's maturities of lease liabilities as of September 30, 2020:

(Thousands)	Operating Leases	Finance Leases
2021	$6,706	$54,992
2022	6,634	6,004
2023	6,590	4,622
2024	6,210	5,279
2025	5,646	3,396
Thereafter	122,085	2,324
Total future lease payments	153,871	76,617
Less: Liability accretion	(52,117)	(2,458)
Total lease liability	$101,754	$74,159

Finance Lease, Liability, Maturity
Contractual commitments for finance lease payments, as of the fiscal years ended September 30, are as follows:

(Thousands)	senior note
2021	$54,992
2022	6,004
2023	4,622
2024	5,279
2025	3,396
Thereafter	2,324
Subtotal	76,617
Less: Interest component	(2,458)
Total	$74,159
The following table presents the Company's maturities of lease liabilities as of September 30, 2020:

(Thousands)	Operating Leases	Finance Leases
2021	$6,706	$54,992
2022	6,634	6,004
2023	6,590	4,622
2024	6,210	5,279
2025	5,646	3,396
Thereafter	122,085	2,324
Total future lease payments	153,871	76,617
Less: Liability accretion	(52,117)	(2,458)
Total lease liability	$101,754	$74,159

Schedule of Future Minimum Rental Payments for Operating Leases
The following table reflects the Company's future minimum lease payments due under non-cancelable operating leases for continuing operations as of September 30, 2019, under ASC 840 and is being presented for comparative purposes. These commitments relate principally to commercial solar land leases, equipment and real property leases, including land and office facility leases, natural gas meters and office equipment.

(Thousands)	Operating Leases	Finance Leases
2020	$4,411	$11,707
2021	$4,698	$6,603
2022	$4,609	$7,494
2023	$4,579	$3,995
2024	$4,199	$4,652
Thereafter	$54,405	$4,173

Schedule of Future Minimum Lease Payments for Finance Leases
The following table reflects the Company's future minimum lease payments due under non-cancelable operating leases for continuing operations as of September 30, 2019, under ASC 840 and is being presented for comparative purposes. These commitments relate principally to commercial solar land leases, equipment and real property leases, including land and office facility leases, natural gas meters and office equipment.

(Thousands)	Operating Leases	Finance Leases
2020	$4,411	$11,707
2021	$4,698	$6,603
2022	$4,609	$7,494
2023	$4,579	$3,995
2024	$4,199	$4,652
Thereafter	$54,405	$4,173